Changes In Business And Other Matters (Provision Of Asset Write-Downs And Other Matters) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Changes In Business And Other Matters [Line Items]
Pretax provisions	$ 2,629		$ 109	$ 687
After-tax provisions for asset write-downs and other matters	1,560		65	407
Non-Controlling Interests [Member]
Changes In Business And Other Matters [Line Items]
Pretax provisions	22
Philadelphia And Marcus Hook Refineries [Member]
Changes In Business And Other Matters [Line Items]
Pretax provisions	2,611	[1]
After-tax provisions for asset write-downs and other matters	1,549	[1]
Eagle Point Refinery [Member]
Changes In Business And Other Matters [Line Items]
Pretax provisions	5		57	476
After-tax provisions for asset write-downs and other matters	3		34	284
Business Improvement Initiatives [Member]
Changes In Business And Other Matters [Line Items]
Pretax provisions	13		68	169
After-tax provisions for asset write-downs and other matters	8		40	100
MTBE Coverage Settlement [Member]
Changes In Business And Other Matters [Line Items]
Pretax provisions			(16)
After-tax provisions for asset write-downs and other matters			(9)
Other Restructuring Initiatives [Member]
Changes In Business And Other Matters [Line Items]
Pretax provisions				42
After-tax provisions for asset write-downs and other matters				$ 23

[1]	Includes $22 million pretax attributable to noncontrolling interests.